Notes on the Consolidated Balance Sheet - Reconciliation of Other Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
VAT payables	€ 590	€ 98
Payroll liabilities	953	927
Other tax liabilities	276	2,262
- thereof non-current	0	0
- thereof current	1,819	3,287
Total other liabilities	€ 1,819	€ 3,287